Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000016760 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000016760 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016760 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016760 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016760 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016760 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016760 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016760 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016760 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016760 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016760 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000016760 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016760 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016760 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016760 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016760 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016760 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016760 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016760 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016760 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016760 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016760 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016760 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016760 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016760 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016760 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016763 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000016763 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016763 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016763 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016763 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016763 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016763 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016763 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016763 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016763 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016763 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000016763 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016763 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016763 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016763 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016763 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016763 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016763 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016763 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016763 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016763 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016763 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016763 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016763 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016763 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016763 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016764 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000016764 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016764 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016764 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016764 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016764 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016764 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016764 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016764 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016764 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000016764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016764 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016764 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016764 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016764 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016764 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016764 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016764 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016764 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016764 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000239806 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000239806 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000239806 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000239806 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000239806 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000239806 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000239806 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000239806 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239806 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000239806 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000239806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000239806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000239806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000239806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000239806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000239806 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000239806 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239806 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000239806 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239806 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239806 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239806 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)